Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Init Serv Serv 2 | Strategic Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Strategic Income Portfolio
April 30, 2014
Prospectus

The following information replaces similar information under the "Principal Investment Strategies" heading in the Fund Summary section on page 3.

  Using a neutral mix of approximately 45% high yield, 25% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.